Earn-out Shares (Tables)	12 Months Ended
Dec. 31, 2022
Earn out Share [Abstract]
Schedule Of Estimated Fair Value Of The Earn Out Shares
The fair value per share of the Earn-Out Shares was $0.0014 and $2.74, respectively as of December 31, 2022 and December 31, 2021. The fair value was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earn-Out Period using the most reliable information available. Assumptions used in the valuation were as follows:

	December 31, 2022	December 31, 2021
Stock price	$0.43	$8.28
Expected volatility	115.0%	65.0%
Risk-free interest rate	4.8%	0.6%
Forecast period (in years)	0.6	1.6
Cost of equity	20.0%	20.0%

Schedule Of Activity For Earn Out Liability
The following table presents activity for the earn-out liability measured at fair value using significant unobservable Level 3 inputs at December 31, 2021 and December 31, 2022 (in thousands):

Earn-out Liability
Earn-out liability - August 25, 2021 (Closing Date)	$61,024
Incremental shares due to option holder forfeitures	16
Change in fair value - Closing Date through December 31, 2021	(48,910)

Earn-out liability - December 31, 2021	12,130
Change in fair value	(12,124)

Balance at December 31, 2022	$6